Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net (loss)/income	$ (25.2)		$ (266.1)		$ 652.5
Other comprehensive loss, net of tax	(368.4)		(746.5)		(190.6)	[1]
Changes in fair value of listed investments	6.0		1.6		14.5
Mark-to-market adjustment of listed investments	6.9	[2]	(1.3)	[2]	18.7	[2]
Realized gain on disposal of listed investments	(1.8)	[3]	(7.4)	[3]	(14.7)	[3]
Impairment of listed investments	0.9	[4]	10.3	[4]	10.5	[4]
Foreign currency translation adjustment	(374.4)		(748.1)		(205.1)
Comprehensive (loss)/income	(393.6)		(1,012.6)		461.9
Comprehensive (loss)/income attributable to:
Gold Fields shareholders	(395.6)		(994.4)		424.6
Noncontrolling interests	2.0		(18.2)		37.3
Comprehensive (loss)/income	$ (393.6)		$ (1,012.6)		$ 461.9

[1]	Noncontrolling interests of other comprehensive (loss)/income relates to foreign exchange.
[2]	Includes deferred tax of $nil (2013: $1.7 million and 2012: $1.0 million).
[3]	This amount has been reclassified to and included in the profit on disposal of investments and subsidiaries line in the Consolidated Statement of Operations.
[4]	This amount has been reclassified to and included in the impairment of investments line in the Consolidated Statement of Operations.